Condensed Financial Information of the Parent Company (Details) - Schedule of Comprehensive Loss - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Comprehensive Loss [Abstract]
Loss from equity method investments	¥ (8,583)	¥ (11,304)
Operating expenses	(1,903)	(2,961)
Net loss	(10,486)	(14,265)
Foreign currency translation difference	342	3,770
Comprehensive loss	¥ (10,144)	¥ (10,496)